UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Banc of America Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
July 1, 2025 – September 30, 2025.

Date of Report (Date of earliest event reported) ______________________
Commission File Number of securitizer:    025-00511

Central Index Key Number of securitizer:  1207409

Michael Arri 213-345-9864
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) ☐

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

 N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

ITEM 99.1 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Mortgage Securities, Inc.
Depositor

By: /s/ Mark Michael
Name: Mark Michael
Title: President and Chief Executive Officer
(Senior Officer in Charge of Securitization)